Defined Benefit Liabilities (Assets) - Changes in Plan Assets (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value of plan assets [line items]
Interest income	₩ (2,170)	₩ (3,615)	₩ (3,257)
Plan assets [member]
Disclosure of fair value of plan assets [line items]
Beginning balance	555,175	426,413
Interest income	13,821	9,826
Remeasurement	(5,540)	(6,320)
Contributions	155,834	159,687
Benefit paid	(60,006)	(34,247)
Others	4,333	(184)
Ending balance	₩ 663,617	₩ 555,175	₩ 426,413